IMPAIRMENT, TRANSFORMATION AND ONCE OFF COSTS (Schedule of transformation costs incurred during the year) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Total Transformation costs	$ 4,252	$ 4,181	$ 0
Personnel related costs [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Total Transformation costs	261	1,216
Outsourcing costs [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Total Transformation costs	0	754
Site transfer costs [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Total Transformation costs	714	1,281
Inventory related costs [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Total Transformation costs	0	772
Other transformation costs [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Total Transformation costs	0	158
Total transformation costs [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Total Transformation costs	975	4,181
Stranded costs [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Total Transformation costs	$ 3,277	$ 0